Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
United Kingdom	$ (4,364)	$ (1,041)	$ (1,363)
United States	(25,926)	(16,698)	(2,189)
Foreign Other	42,173	19,682	14,445
Total	11,883	1,943	10,893
Deferred:
United Kingdom	(90,345)	(3,664)	(9,659)
United States	4,468	(42,911)	(4,904)
Foreign Other	(11,116)	(14,567)	(12,854)
Total	(96,993)	(61,142)	(27,417)
Income Tax Expense (Benefit), Total	$ (85,110)	$ (59,199)	$ (16,524)